Facility Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Facility Operating Leases [Abstract]
Summary of facility operating leases
A summary of facility lease expense and the impact of straight-line adjustment and amortization of deferred gains are as follows (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Cash basis payment	$281,729	$270,623	$264,727
Straight-line expense	6,668	8,608	10,521
Amortization of deferred gain	(4,372)	(4,373)	(4,343)
Facility lease expense	$284,025	$274,858	$270,905